Intangible Assets	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets

8. Intangible Assets

The Company holds definite and indefinite-lived intangible assets. The indefinite-lived intangible assets consist of trade names, of $21.7 million, as of March 31, 2020. This balance consists of four trade names, arising from the acquisitions of Hawk Parent, TriSource, APS and Ventanex in the Successor period from July 11, 2019 to March 31, 2020.

Definite-lived intangible assets consisted of the following:

	Gross Carrying Value	Accumulated Amortization	Net Carrying Value	Weighted Average Useful Life (Years)
Customer relationships	$280,700,000	$18,198,557	$262,501,443	9.28
Channel relationships	3,000,000	216,935	2,783,065	9.28
Software costs	79,094,610	17,429,713	61,664,897	2.33
Non-compete agreements	3,990,000	1,156,029	2,833,971	2.09

Balance as of March 31, 2020	$366,784,610	$37,001,234	$329,783,376	7.71

Customer relationships	$256,000,000	$11,393,825	$244,606,175	9.48
Channel relationships	3,000,000	141,935	2,858,065	9.53
Software costs	72,290,752	11,080,696	61,210,056	2.54
Non-compete agreements	3,900,000	733,495	3,166,505	2.28

Balance as of December 31, 2019	$335,190,752	$23,349,951	$311,840,801	7.90

The Company’s amortization expense for intangible assets was $13.7 million and $2.8 million for the three months ended March 31, 2020 and 2019, respectively.

The estimated amortization expense for the next five years and thereafter in the aggregate is as follows:

Year Ending December 31,	Estimated Future Amortization Expense
2020	$42,463,360
2021	49,776,203
2022	49,272,375
2023	28,795,778
2024	28,745,700
2025	24,833,333
Thereafter	105,896,627

8. Intangible assets

The Company holds definite and indefinite-lived intangible assets. The indefinite-lived intangible assets consist of trade names, of $21.2 million, as of December 31, 2019. This balance consists of three trade names, arising from the acquisitions of Hawk Parent, TriSource and APS Payments in the Successor period from July 11, 2019 to December 31, 2019.

Definite-lived intangible assets consisted of the following:

	Gross Carrying Value	Accumulated Amortization	Net Carrying Value	Weighted Average Useful Life (Years)
Customer relationships	$79,187,788	$16,658,908	$62,528,880	7.92
Software costs	7,949,839	2,779,091	5,170,748	2.10
Reseller buyouts	581,000	57,867	523,133	9.00

Balance as of December 31, 2018 (Predecessor)	$87,718,627	$19,495,866	$68,222,761	7.49

Customer relationships	$256,000,000	$11,393,825	$244,606,175	9.48
Channel relationships	3,000,000	141,935	2,858,065	9.53
Software costs	72,290,752	11,080,696	61,210,055	2.54
Non-competition agreements	3,900,000	733,495	3,166,505	2.28

Balance as of December 31, 2019 (Successor)	$335,190,752	$23,349,951	$311,840,801	7.90

The Successor’s amortization expense for intangible assets was $23.3 million for the period from July 11, 2019 through December 31, 2019. The Predecessor’s amortization expense for intangible assets was $5.9 million for the period from January 1, 2019 to July 10, 2019. The Predecessor’s amortization expense for intangible assets was $10.0 million and $7.3 million for the years ended December 31, 2018 and 2017, respectively.

The estimated amortization expense for the next five years and thereafter in the aggregate is as follows:

Year Ending December 31,	Estimated Future Amortization Expense
2020	$51,904,695
2021	50,848,243
2022	39,501,841
2023	26,307,778
2024	26,255,735
2025	26,127,778
Thereafter	$90,894,731